Label	Element	Value
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardNetOfForfeitures	$ 1
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	237
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardNetOfForfeitures	1
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	$ 237
Common Stock [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	us-gaap_StockIssuedDuringPeriodSharesRestrictedStockAwardNetOfForfeitures	411
Retained Earnings [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ (3,671)